Acquisitions - Summary of the revenue and net loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Viajanet
Business Acquisition [Line Items]
Revenue	$ 3,658
Net loss	(3,968)
Business Acquisition, Pro Forma Information [Abstract]
Revenue	541,949	$ 330,668
Net loss	$ (77,975)	$ (110,048)
Best Day Group
Business Acquisition [Line Items]
Revenue			$ 14,125
Net loss			(14,983)
Viajes Falabella
Business Acquisition [Line Items]
Revenue			138
Net loss			$ (1,786)